Annual Total Returns - iShares MSCI Total International Index Fund (Class K) [BarChart] - Class K shares - iShares MSCI Total International Index Fund - Class K shares	Apr. 28, 2021
Bar Chart Table:
Annual Return 2012	19.25%
Annual Return 2013	13.96%
Annual Return 2014	(4.84%)
Annual Return 2015	(5.83%)
Annual Return 2016	4.37%
Annual Return 2017	27.62%
Annual Return 2018	(13.91%)
Annual Return 2019	21.22%
Annual Return 2020	10.76%